Disclosures About Fair Value of Plan Assets	12 Months Ended
Jun. 30, 2025
Southern Bank 401(k) Retirement Plan (the Plan)
EBP, Investment, Fair Value and NAV [Line Items]
Disclosures About Fair Value of Plan Assets

Note 4:Disclosures About Fair Value of Plan Assets

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements must maximize the use of observable inputs and minimize the use of unobservable inputs. There is a hierarchy of three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets
Level 2

Observable inputs other than Level 1 prices, such as quoted prices for similar assets; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets

Level 3	Unobservable inputs that are supported by little or no market activity and significant to the fair value of the assets

Recurring Measurements

The following tables present the fair value measurements of assets recognized in the accompanying statements of net assets available for benefits measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at June 30, 2025 and 2024:

	June 30, 2025
	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

Company security	$22,874,722	$22,874,722	$—	$—
Mutual funds	44,494,883	44,494,883	—	—
Money market fund	2,163,753	2,163,753	—	—
	$69,533,358	$69,533,358	$—	$—

	June 30, 2024
	Fair Value Measurements Using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Fair Value	(Level 1)	(Level 2)	(Level 3)

Company security	$18,529,431	$18,529,431	$—	$—
Mutual funds	36,923,067	36,923,067	—	—
Money market fund	1,488,315	1,488,315	—	—
	$56,940,813	$56,940,813	$—	$—

Following is a description of the valuation methodologies and inputs used for assets measured at fair value on a recurring basis and recognized in the accompanying statements of net assets available for benefits, as well as the general classification of such assets pursuant to the valuation hierarchy. There have been no significant changes in the valuation techniques during the year ended June 30, 2025. In addition, the Plan had no assets measured at fair value on a nonrecurring basis.

Investments

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.